Summary of Significant Accounting Policies - Weighted Average Assumptions Used for Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	6 years	6 years	6 years
Estimated volatility	41.00%	56.00%	48.00%
Risk-free interest rate	2.00%	2.00%	2.00%
Estimated dividend yield	0.00%	0.00%	0.00%